Condensed Financial Information of the Company (Details) - $ / shares		Aug. 31, 2023	May 11, 2023	Sep. 30, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Condensed Financial Information of the Company (Details) [Line Items]
Authorized share capital			50,000
Ordinary shares par value (in Dollars per share)			$ 100,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0005			$ 0.0005
Ordinary shares, shares authorized	[1]	180,000,000			80,000,000
Ordinary shares, shares outstanding	[1]	154,000,000			29,200,000
Common Stock [Member]
Condensed Financial Information of the Company (Details) [Line Items]
Authorized share capital			100,000
Ordinary shares par value (in Dollars per share)			$ 200,000,000
Ordinary shares, par value (in Dollars per share)			0.0005	$ 0.584
Ordinary shares issued					14,600,000,000
Ordinary shares outstanding					14,600,000,000
Ordinary shares, shares outstanding		153,948,323,000			29,223,319,000	13,223,279,000	12,885,852,000
Class A Ordinary Shares [Member]
Condensed Financial Information of the Company (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0005	$ 0.584
Ordinary shares, shares outstanding		153,948,323			29,233,319
Class A Ordinary Shares [Member] | Minimum [Member]
Condensed Financial Information of the Company (Details) [Line Items]
Ordinary shares, shares authorized					40,000,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Condensed Financial Information of the Company (Details) [Line Items]
Ordinary shares, shares authorized					80,000,000

[1]	On May 11, 2023, the shareholders of the Company approved the consolidation of its ordinary share at a ratio of one-for-five hundred (the “share consolidation”), effective on May 15, 2023. Upon effective of the share consolidation, the ratio for each ADS was changed to one (1) ADS to two (2) Class A ordinary shares. Immediately following the share consolidation, the authorized share capital of the Company, as approved by the shareholders, were changed from US$50,000 divided into 100,000,000 shares of a par value of US$0.0005 each, comprising of (i) 75,406,315 Class A Ordinary Shares of a par value of US$0.0005 each, (ii) 4,593,684 Class B Ordinary Shares of a par value of US$0.0005 each, and (iii) 20,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors, to US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors (the “increase of authorized shares”). The issued and outstanding ordinary shares had been retrospectively adjusted from 14.6 billion ordinary shares to 29.2 million ordinary shares at August 31, 2022.